Balance Sheet Components - Intangible Assets Amortization Expense (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 1,889	$ 368	$ 592	$ 12
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	669	179	266
Developed technology
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	1,149	178	318	11
Trade name
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 71	$ 11	$ 8	$ 1